Consolidated statement of financial position - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Current assets
Cash equivalents	R$ 564,294	R$ 254,413
Trade receivables	2,667,057	1,794,602
Inventories	1,868,204	1,749,041
Taxes recoverable	57,001	93,725
Advances to suppliers	192,119	383,257
Other assets	32,701	60,165
Total current assets	5,536,646	4,375,680
Non-current assets
Restricted cash	139,202	1,344
Trade receivables	41,483	39,751
Other assets	8,390	2,473
Judicial deposits	8,820	3,887
Right-of-use assets	173,679	140,179
Taxes recoverable	282,903	50,937
Deferred tax assets	329,082	200,986
Property, plant and equipment	196,588	146,205
Intangible assets	807,192	724,321
Total non-current assets	1,987,339	1,310,083
Total assets	7,523,984	5,685,763
Current liabilities
Current trade payables	2,575,701	2,301,700
Trade payables – Supplier finance	26,157	0
Lease liabilities	85,865	69,226
Borrowings	922,636	681,217
Obligations to FIAGRO quota holders	150,018	0
Payables for the acquisition of subsidiaries	221,509	111,684
Salaries and social charges	223,376	187,285
Taxes payable	37,105	34,216
Dividends payable	1,619	411
Warrant liabilities	36,446	0
Advances from customers	488,578	320,560
Other liabilities	34,388	95,893
Total current liabilities	5,054,473	3,836,351
Non-current liabilities
Non-current trade payables	2,547	0
Lease liabilities	98,554	86,027
Borrowings	42,839	29,335
Payables for the acquisition of subsidiaries	53,700	52,747
Provision for contingencies	8,845	2,966
Liability for FPA Shares	139,133	0
Other liabilities	223	1,119
Taxes payable	963	0
Deferred tax liabilities	12,351	7,491
Total non-current liabilities	359,155	179,685
Equity / Net investment
Net investment from the parent		1,451,647
Share Capital	591
Additional Paid-in Capital	2,134,339
Capital reserve	14,533
Other comprehensive loss	(28,634)
Accumulated losses	(260,710)
Equity attributable to shareholders of the Parent Company / Parent Company's Net investment	1,860,119
Non-controlling interests	250,238	218,080
Total equity / net investment	2,110,357
Total equity / net investment		1,669,727
Total liabilities and equity / net investment	7,523,984	5,685,763
Total liabilities and equity / net investment		5,685,763
Derivative financial instruments
Current liabilities
Financial liabilities	44,008	7,121
Commodity forward contracts
Current liabilities
Financial liabilities	207,067	27,038
Derivative financial instruments
Current assets
Financial assets	40,410	7,677
Commodity forward contracts
Current assets
Financial assets	R$ 114,861	R$ 32,800